UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella              Greenwich, CT             August 12, 2003
-----------------------     --------------------------  ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total: $379,116
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

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


Cardinal Capital Management, L.L.C.
FORM 13F
30-Jun-03


                                                                                                               Voting Authority
                                                                                                            ----------------------
                             Title                       Value     Shares Or  SH/ PUT    Invstmt  Other
Name of Issuer               of class       CUSIP        (x$1000)  Prn Amt    PRN/ CALL  Dscretn  Mngrs   Sole    Shared   None
--------------               --------       -----        --------  -------    ---------  -------  -----   ----    ------   ----
Accredo Health Inc.          Common Stock   00437V104    $10,751     496,564  SH         Sole             232,000           264,564
Advanced PCS                 Common Stock   00790K109     $7,706     201,473  SH         Sole              93,950           107,523
Affiliated Managers Grp      Common Stock   008252108     $6,824     111,967  SH         Sole              52,200            59,767
Albemarle Corp               Common Stock   012653101     $4,704     168,184  SH         Sole              82,500            85,684
Anixter Intl. Inc.           Common Stock   035290105     $1,982      84,606  SH         Sole              38,300            46,306
CIMA Labs Inc.               Common Stock   171796105     $8,203     305,042  SH         Sole             143,000           162,042
Chesapeake Energy            Common Stock   165167107     $6,686     661,942  SH         Sole             308,300           353,642
Columbian Rope Co.           Common Stock   198684102       $922       5,910  SH         Sole                                 5,910
Constellation Brands         Common Stock   21036P108    $11,557     368,054  SH         Sole             171,700           196,354
Crescent Real Estate         Common Stock   225756105     $7,701     463,663  SH         Sole             217,200           246,463
Crown City Plating Co        Common Stock   228237103       $151      35,500  SH         Sole                                35,500
Cytyc Corp.                  Common Stock   232946103     $5,878     557,175  SH         Sole             259,500           297,675
Dade Behring Holding         Common Stock   23342J206     $7,831     346,347  SH         Sole             161,500           184,847
Del Monte Foods              Common Stock   24522P103    $11,932   1,349,786  SH         Sole             630,100           719,686
Deluxe Corp.                 Common Stock   248019101    $14,967     334,089  SH         Sole             155,900           178,189
El Paso Electric             Common Stock   283677854    $14,898   1,208,288  SH         Sole             595,200           613,088
Electro Rent Corp.           Common Stock   285218103     $5,930     553,654  SH         Sole             260,000           293,654
Emcor Group                  Common Stock   29084Q100    $11,222     227,360  SH         Sole             105,900           121,460
First City Liq Trust Cert    Common Stock   33762E108     $7,507     602,950  SH         Sole             284,892           318,058
Fuel Tech NV                 Common Stock   359523107     $2,169     387,275  SH         Sole             173,100           214,175
Handleman Co.                Common Stock   410252100     $1,643     102,686  SH         Sole              47,700            54,986
Hollinger Int'l              Common Stock   435569108    $14,879   1,381,495  SH         Sole             644,800           736,695
Ikon Office Solutions        Common Stock   451713101     $6,117     687,312  SH         Sole             312,600           374,712
Immucor Inc.                 Common Stock   452526106     $1,995      91,400  SH         Sole              42,400            49,000
Interactive Data Corp.       Common Stock   45840j107     $7,071     418,384  SH         Sole             195,000           223,384
Intergraph Corp.             Common Stock   458683109    $16,498     780,416  SH         Sole             364,700           415,716
Lab Corp of America          Common Stock   50540R409     $6,703     222,335  SH         Sole             103,500           118,835
Lincoln Electric             Common Stock   533900106     $6,743     330,207  SH         Sole             154,300           175,907
Moore Wallace Inc.           Common Stock   615857109    $14,849   1,011,500  SH         Sole             471,800           539,700
NVR Inc.                     Common Stock   62944T105     $4,029       9,803  SH         Sole               4,580             5,223
Newhall Land & Farm          Common Stock   651426108     $3,599     118,975  SH         Sole              59,500            59,475
Oxford Health Plans          Common Stock   691471106    $18,493     439,985  SH         Sole             205,250           234,735
Phoenix Companies Inc.       Common Stock   71902E109     $3,791     419,850  SH         Sole             195,400           224,450
Pico US                      Common Stock   693366205       $208      16,000  SH         Sole                                16,000
Pier 1 Imports Inc.          Common Stock   720279108    $10,615     520,353  SH         Sole             242,100           278,253
Polymedica Corp.             Common Stock   731738100     $9,035     197,008  SH         Sole              91,300           105,708
RH Donnelley Corp.           Common Stock   74955W307    $14,871     407,757  SH         Sole             190,140           217,617
Right Mgmt.                  Common Stock   766573109     $2,708     214,100  SH         Sole             108,250           105,850
Roto-Rooter Inc.             Common Stock   778787101     $9,938     260,577  SH         Sole             121,350           139,227
Silgan Holdings Inc.         Common Stock   827048109     $6,209     197,669  SH         Sole              92,600           105,069
Speedway Motorsports         Common Stock   847788106    $13,626     508,418  SH         Sole             237,350           271,068
Storage Technology           Common Stock   862111200     $3,220     125,100  SH         Sole              60,700            64,400
Triarc Co. Inc.              Common Stock   895927101    $16,942     564,926  SH         Sole             263,500           301,426
Trizec Properties Inc.       Common Stock   89687P107     $8,441     742,365  SH         Sole             344,800           397,565
United Defense Ind.          Common Stock   91018B104     $7,346     283,181  SH         Sole             138,200           144,981
Velcro Industries            Common Stock   922571104       $113      10,025  SH         Sole                                10,025
Viad Corp.                   Common Stock   92552R109    $13,085     584,397  SH         Sole             271,530           312,867
W.P. Stewart & Co.           Common Stock   G84922106     $3,414     152,423  SH         Sole              70,400            82,023
Wellsford Real Prpts.        Common Stock   950240200     $3,414     221,529  SH         Sole              98,000           123,529
                                                        $379,116



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01269.0001 #422530